Consolidated Statements of Changes in Shareholders' Equity	Common Stock [Member] USD ($) shares	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Deferred Compensation, Share-Based Payments [Member] USD ($)	Deferred Compensation, Share-Based Payments [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2020		$ 21,970		$ 6,582,123				$ 4,117		$ (8,253,705)		$ (312,333)		$ (1,957,828)
Balance, shares at Dec. 31, 2020 | shares	16,250,000	16,250,000
Issuance of new shares				4,710,000										4,710,000
Net loss										(1,824,808)		(68,467)		(1,893,275)
Foreign currency translation adjustment								5,880						5,880
Stock-based compensation
Balance (USD) at Dec. 31, 2021		$ 21,970		11,292,123				9,997		(10,078,513)		(380,800)		864,777
Balance, shares at Dec. 31, 2021 | shares	16,250,000	16,250,000
Net loss										(3,053,000)		(21,041)		(3,074,041)
Foreign currency translation adjustment								26,156						26,156
Stock-based compensation
Balance (USD) at Dec. 31, 2022		$ 21,970		11,292,123				36,153		(13,131,513)		(401,841)		(2,183,108)
Balance, shares at Dec. 31, 2022 | shares	16,250,000	16,250,000
Issuance of new shares		$ 3,956		11,230,447										11,234,403
Net loss										(5,469,730)		(46,494)	$ (4,181,177)	(5,516,224)
Foreign currency translation adjustment								(70,252)					(53,249)	(70,252)
Balance, shares | shares	2,971,384	2,971,384
Stock-based compensation						537,756							407,607	537,756
Balance (USD) at Dec. 31, 2023	$ 19,221	$ 25,926	$ 17,072,037	$ 22,522,570	$ 407,607	$ 537,756	$ (25,846)	$ (34,099)	$ (14,099,327)	$ (18,601,243)	$ (339,828)	$ (448,335)	$ 3,033,864	$ 4,002,575
Balance, shares at Dec. 31, 2023 | shares	19,221,384	19,221,384